Equipment, net (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation			$ 81,403	$ 16,081
Repayments of Debt			277,624	32,462
Interest paid			12,628	9,157
Financing loan			163,381	96,849
Financing Loan [Member]
Property, Plant and Equipment [Line Items]
Interest expense			12,628	10,097
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment additions			525,481	120,155
Finance lease liability			331,528	$ 120,155
Vehicles And Equipment [Member] | Transferred From Inventory [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment additions			$ 74,827
2025 Sept vehicle [Member]
Property, Plant and Equipment [Line Items]
Debt periodic payment	$ 2,021
Frequency of debt periodic payment	60 months
Debt interest rate	11.33%
2025 Sept vehicle [Member]
Property, Plant and Equipment [Line Items]
Debt periodic payment	$ 2,083
Frequency of debt periodic payment	48 months
Debt interest rate	11.90%	10.84%
2025 Jan vehicle [Member]
Property, Plant and Equipment [Line Items]
Debt periodic payment		$ 1,977
Frequency of debt periodic payment		72 months